Document and Entity Information	Jul. 15, 2026
Cover [Abstract]
Document Type	N-2
Entity Registrant Name	CĪON Investment Corp
Entity Address, State or Province	NY
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	418-4700
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Central Index Key	0001534254
Amendment Flag	false